Redeemable non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable non-controlling interest
Reconciliation of changes in redeemable
non-controlling
interests

Beginning balance as of January 1, 2020	$—
Initial fair value of redeemable non-controlling interest of acquired businesses	2,655
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest	(282)
Other comprehensive loss attributable to redeemable non-controlling interest	170
Additional paid-in-capital adjustments:
Adjustment to redemption value	78

Ending balance as of December 31, 2020	$2,621